Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	ICOX INNOVATIONS INC.
Entity Central Index Key	0001515139
Document Type	S-1/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Amendment Description	Amendment No.3
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Trading Symbol	ICOX